Receivables - Summary of Aging of Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Retail
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 45	$ 51
Current	9,193	9,133
Total	9,257	9,218
Retail | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,238	9,184
Retail | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	19	34
Retail | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	2,619
2019	1,572
2018	1,034
2017	544
2016	263
Prior to 2016	81
Total Past Due	29	28
Current	6,080	6,123
Total	6,113	6,167
Retail | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	2,619
2019	1,571
2018	1,033
2017	543
2016	262
Prior to 2016	81
Total	6,109	6,151
Retail | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	1
2018	1
2017	1
2016	1
Prior to 2016	0
Total	4	16
Retail | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	793
2019	451
2018	303
2017	175
2016	87
Prior to 2016	72
Total Past Due	5	17
Current	1,864	1,974
Total	1,881	2,009
Retail | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	792
2019	448
2018	299
2017	173
2016	86
Prior to 2016	71
Total	1,869	1,991
Retail | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	1
2019	3
2018	4
2017	2
2016	1
Prior to 2016	1
Total	12	18
Retail | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	544
2019	271
2018	196
2017	118
2016	39
Prior to 2016	2
Total Past Due	11	6
Current	1,156	900
Total	1,170	906
Retail | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	544
2019	270
2018	195
2017	117
2016	39
Prior to 2016	2
Total	1,167	906
Retail | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
2020	0
2019	1
2018	1
2017	1
2016	0
Prior to 2016	0
Total	3	0
Retail | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	93	136
Total	93	136
Retail | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	93	136
Retail | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Retail | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	40	36
Retail | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	29	24
Retail | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	9
Retail | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	7	3
Retail | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	5	7
Retail | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	4
Retail | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1	2
Retail | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	4	1
Retail | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Retail | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		8
Retail | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Retail | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Retail | Total Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		2
Retail | Total Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Wholesale
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	57
Current	9,051	9,943
Total	9,127	10,081
Wholesale | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	9,054	10,000
Wholesale | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	73	81
Wholesale | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Current	2,722	3,641
Total	2,753	3,667
Wholesale | North America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	2,722	3,641
Wholesale | North America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	31	26
Wholesale | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	3
Current	537	829
Total	579	887
Wholesale | South America | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	537	832
Wholesale | South America | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	42	55
Wholesale | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	14
Current	542	616
Total	545	630
Wholesale | Rest of World | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	545	630
Wholesale | Rest of World | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	40
Current	5,250	4,857
Total	5,250	4,897
Wholesale | Europe | Total Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	5,250	4,897
Wholesale | Europe | Non- Performing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total	0	0
Wholesale | 31-60 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	31
Wholesale | 31-60 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 31-60 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	2
Wholesale | 31-60 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3	5
Wholesale | 31-60 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	24
Wholesale | 61-90 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	12
Wholesale | 61-90 Days Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	0
Wholesale | 61-90 Days Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	0	3
Wholesale | 61-90 Days Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 0	9
Wholesale | Total Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		14
Wholesale | Total Past Due | North America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		0
Wholesale | Total Past Due | South America
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		1
Wholesale | Total Past Due | Rest of World
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		6
Wholesale | Total Past Due | Europe
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 7